General and administrative expense and Termination benefits - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Tax expense / (reversal)	$ (2,921)	$ (8,018)	$ 11,214
General and administrative expense	69,926	74,425	122,211
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Staff Costs	41,107	45,147	60,845
Occupancy Costs	1,359	2,099	2,500
Professional fees	10,206	11,278	11,952
Travel and entertainment	2,290	2,172	3,458
Office and related expenses	4,576	6,020	8,905
Bank fees & payment costs	736	650	778
Bad debt expense	989	212	6,211
Tax expense / (reversal)	(2,921)	(8,018)	11,214
Provisions for liabilities and other charges	300	1,745	195
Depreciation and amortization	8,160	9,806	11,464
Other general and administrative expense	3,124	3,314	4,689
General and administrative expense	$ 69,926	$ 74,425	$ 122,211